UNITED STATES
                        SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON D.C. 20549
                                     FORM 13F
                               FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended:  March 31, 2012
Check here if Amendment [ ]; Amendment Number:
     This Amendment (Check only one.):  [ ] is a restatement.
                                        [ ] adds new holdings entries.
Institutional Investment Manager Filing this Report:
     Name:             Carderock Capital Management, Inc.
     Address:          2 Wisconsin Circle
                       Suite 510
                       Chevy Chase, MD 20815-7003
     13F File Number:  028-10166

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:
Name:                  James W. Mersereau
Title:                 Compliance Officer
Phone:                 301-951-5288 x 102
Signature,             Place,                       and Date of Signing:
James W. Mersereau     Chevy Chase, Maryland        May 11, 2012
Report Type (Check only one.):
                       [X] 13F HOLDINGS REPORT.
                       [ ] 13F NOTICE.
                       [ ] 13F COMBINATION REPORT.
List of Other Managers Reporting for this Manager: None

FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers:           0
Form 13F Information Table Entry Total:      97
Form 13F Information Table Value Total:      $165,381
List of  Other Included Managers:            None

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Abbott Laboratories            COM              002824100      813    13258 SH       SOLE                                      13258
Accenture PLC                  COM              G1151C101     2767    42895 SH       SOLE                                      42895
Ametek Inc                     COM              031100100     2306    47530 SH       SOLE                                      47530
Amphenol Corp New Cl A         COM              032095101     1422    23792 SH       SOLE                                      23792
Ansys Inc                      COM              03662Q105      876    13470 SH       SOLE                                      13470
Apple Computer Inc             COM              037833100     3684     6145 SH       SOLE                                       6145
Aptargroup Inc                 COM              038336103      574    10477 SH       SOLE                                      10477
Australia & New Zealand Bkg Gr COM              052528304      235     9750 SH       SOLE                                       9750
Automatic Data Proc            COM              053015103      235     4252 SH       SOLE                                       4252
Autozone Inc                   COM              053332102     1421     3823 SH       SOLE                                       3823
BCE Inc. New                   COM              05534B760     2091    52205 SH       SOLE                                      52205
Bank of Montreal               COM              063671101     1618    27233 SH       SOLE                                      27233
Barrick Gold Corp              COM              067901108     1125    25875 SH       SOLE                                      25875
Becton Dickinson & Co          COM              075887109     2456    31625 SH       SOLE                                      31625
Bristol-Myers Squibb           COM              110122108      417    12364 SH       SOLE                                      12364
C H Robinson Worldwide Inc New COM              12541W209     3205    48939 SH       SOLE                                      48939
Canadian National Railway Corp COM              136375102     2183    27487 SH       SOLE                                      27487
Celgene Corporation            COM              151020104     1174    15144 SH       SOLE                                      15144
Central Fund Of Canada         COM              153501101      718    32733 SH       SOLE                                      32733
CenturyLink                    COM              156700106      997    25800 SH       SOLE                                      25800
Check Point Software           COM              M22465104     4898    76729 SH       SOLE                                      76729
Chevron Texaco Corp            COM              166764100     3860    36001 SH       SOLE                                      36001
Church & Dwight Inc            COM              171340102     3122    63468 SH       SOLE                                      63468
Cimarex Energy Co.             COM              171798101      311     4125 SH       SOLE                                       4125
Citrix Systems                 COM              177376100     1968    24945 SH       SOLE                                      24945
Clean Harbors Inc              COM              184496107     3042    45179 SH       SOLE                                      45179
Cognizant Tech                 COM              192446102     4187    54408 SH       SOLE                                      54408
Cummins Inc                    COM              231021106     3286    27373 SH       SOLE                                      27373
Danaher Corp                   COM              235851102     2230    39827 SH       SOLE                                      39827
Dominion Resources             COM              25746U109     1339    26142 SH       SOLE                                      26142
Donaldson Company Inc          COM              257651109     1855    51930 SH       SOLE                                      51930
Dover Corp                     COM              260003108      277     4400 SH       SOLE                                       4400
EQT Corporation                COM              26884L109      732    15186 SH       SOLE                                      15186
Ecolab                         COM              278865100     3654    59203 SH       SOLE                                      59203
Emerson Electric Co            COM              291011104      280     5375 SH       SOLE                                       5375
Energizer Holdings             COM              29266R108      349     4700 SH       SOLE                                       4700
Expeditors Int'l Wash          COM              302130109      412     8850 SH       SOLE                                       8850
Express Scripts Inc Cl A       COM              302182100     1179    21758 SH       SOLE                                      21758
Exxon Mobil Corp               COM              30231G102      403     4651 SH       SOLE                                       4651
Factset Research System        COM              303075105     2229    22506 SH       SOLE                                      22506
Fastenal Co                    COM              311900104     2749    50820 SH       SOLE                                      50820
Fiserv Inc.                    COM              337738108     1824    26282 SH       SOLE                                      26282
Grainger (WW) Inc              COM              384802104     5432    25290 SH       SOLE                                      25290
Health Care Reit Inc           COM              42217K106     1084    19718 SH       SOLE                                      19718
Helmerich & Payne              COM              423452101      254     4700 SH       SOLE                                       4700
Henry Schein Inc.              COM              806407102     2831    37406 SH       SOLE                                      37406
Humana Inc.                    COM              444859102     2983    32261 SH       SOLE                                      32261
Idexx Labs                     COM              45168D104     3512    40155 SH       SOLE                                      40155
Int'l Business Mach            COM              459200101     5496    26339 SH       SOLE                                      26339
Intuit Inc. Com                COM              461202103     2188    36376 SH       SOLE                                      36376
Intuitive Surgical Inc         COM              46120E602      515      951 SH       SOLE                                        951
Johnson & Johnson              COM              478160104     1116    16925 SH       SOLE                                      16925
Kirby Corporation              COM              497266106     1279    19436 SH       SOLE                                      19436
Knight Transportation Inc      COM              499064103      291    16500 SH       SOLE                                      16500
Laboratory Corp of American Ho COM              50540R409     1991    21748 SH       SOLE                                      21748
MasterCard Worldwide           COM              57636Q104     2594     6169 SH       SOLE                                       6169
McCormick & Co                 COM              579780206     1333    24485 SH       SOLE                                      24485
McDonald's Corp                COM              580135101     2260    23039 SH       SOLE                                      23039
Merck & Co New                 COM              58933Y105      506    13180 SH       SOLE                                      13180
Microchip Technology           COM              595017104      785    21104 SH       SOLE                                      21104
Monster Beverage Corporation   COM              611740101     2339    37669 SH       SOLE                                      37669
Netease Inc Spons ADR          COM              64110W102      633    10900 SH       SOLE                                      10900
Newmont Mining                 COM              651639106      781    15225 SH       SOLE                                      15225
NextEra Energy Inc             COM              65339F101      410     6707 SH       SOLE                                       6707
Nice Systems Ltd ADR           COM              653656108      644    16377 SH       SOLE                                      16377
Nike Inc Cl B                  COM              654106103     1549    14282 SH       SOLE                                      14282
Noble Energy Inc.              COM              655044105      484     4950 SH       SOLE                                       4950
Norfolk Southern Corp          COM              655844108      796    12085 SH       SOLE                                      12085
Novo Nordisk Spons ADR         COM              670100205     3754    27067 SH       SOLE                                      27067
O'Reilly Automotive Inc New    COM              67103H107     3601    39425 SH       SOLE                                      39425
Oracle Corporation             COM              68389x105     2808    96307 SH       SOLE                                      96307
Paychex Inc                    COM              704326107      271     8758 SH       SOLE                                       8758
Praxair Inc                    COM              74005P104     3044    26555 SH       SOLE                                      26555
Procter & Gamble Co            COM              742718109      204     3037 SH       SOLE                                       3037
Public Storage Inc Com         COM              74460D109      954     6908 SH       SOLE                                       6908
Qualcomm Inc                   COM              747525103      700    10290 SH       SOLE                                      10290
Questar Corporation            COM              748356102     1962   101875 SH       SOLE                                     101875
Ralph Lauren Corp              COM              751212101      244     1400 SH       SOLE                                       1400
Rogers Communications Cl B     COM              775109200     1130    28466 SH       SOLE                                      28466
Roper Inds Inc New Com         COM              776696106     2478    24991 SH       SOLE                                      24991
SPDR Gold Trust ETF            COM              78463V107      204     1260 SH       SOLE                                       1260
Shire Ltd Spons ADR            COM              82481R106     1169    12336 SH       SOLE                                      12336
Sigma-Aldrich Corp             COM              826552101     4625    63306 SH       SOLE                                      63306
Smucker, (JM)                  COM              832696405     1019    12525 SH       SOLE                                      12525
Southern Co                    COM              842587107     1169    26010 SH       SOLE                                      26010
Stericycle Inc                 COM              858912108     2398    28674 SH       SOLE                                      28674
Stryker Corp                   COM              863667101     1038    18712 SH       SOLE                                      18712
Suncor Energy Inc.             COM              867224107      270     8250 SH       SOLE                                       8250
Syngenta Adr                   COM              87160A100     1089    15825 SH       SOLE                                      15825
TRPrice Assoc                  COM              74144T108     2179    33365 SH       SOLE                                      33365
Taiwan Semiconductor Mfg       COM              874039100     1063    69595 SH       SOLE                                      69595
Thermo Fisher Scientific       COM              883556102      866    15356 SH       SOLE                                      15356
Toronto-Dominion Bank          COM              891160509     2060    24252 SH       SOLE                                      24252
Trimble Navigation Ltd         COM              896239100     1934    35530 SH       SOLE                                      35530
United Technologies            COM              913017109     3589    43277 SH       SOLE                                      43277
WGL Holdings Inc.              COM              92924f106      765    18796 SH       SOLE                                      18796
Dodge & Cox Stock                               256219106      201     1757 SH       SOLE                                       1757